Subsequent Events (Details) - 2037 Senior Notes [Member] - USD ($)	Mar. 31, 2017	Feb. 28, 2017	Feb. 24, 2017
Subsequent Event [Line Items]
Aggregate principal amount		$ 800,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate principal amount			$ 800,000,000
Debt Instrument, Interest Rate, Stated Percentage			5.00%